iShares®

iShares, Inc.

iShares Trust

Supplement dated March 10, 2021 (the “Supplement”)

to the Summary Prospectus (the “Summary Prospectus”),

Prospectus (the “Prospectus”) and

Statement of Additional Information (“SAI”)

for each of the funds listed below (each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, and SAI.

As of March 10, 2021, Rachel Aguirre is no longer a Portfolio Manager for the Fund. All references to Ms. Aguirre in the Summary Prospectus, Prospectus, and SAI are hereby removed.

iShares Funds

Supplement to the Summary Prospectus and Prospectus both dated as of July 31, 2020 (as revised August 17, 2020), and to the Statement of Additional Information dated as of July 31, 2020 (as revised January 25, 2021):

iShares Core S&P 500 ETF

iShares Core S&P Mid-Cap ETF

iShares Core S&P Small-Cap ETF

iShares Core S&P Total U.S. Stock Market ETF

iShares Core S&P U.S. Growth ETF

iShares Core S&P U.S. Value ETF

iShares Europe ETF

iShares Expanded Tech Sector ETF

iShares Expanded Tech-Software Sector ETF

iShares Factors US Blend Style ETF

iShares Factors US Growth Style ETF

iShares Factors US Mid Blend Style ETF

iShares Factors US Small Blend Style ETF

iShares Factors US Value Style ETF

iShares Focused Value Factor ETF

iShares Global Consumer Staples ETF

iShares Global Energy ETF

iShares Global Financials ETF

iShares Global Industrials ETF

iShares Global Infrastructure ETF

iShares Global Utilities ETF

iShares International Developed Property ETF

iShares International Preferred Stock ETF

iShares JPX-Nikkei 400 ETF

iShares Micro-Cap ETF

iShares Mortgage Real Estate ETF

iShares Nasdaq Biotechnology ETF

iShares North American Natural Resources ETF

iShares North American Tech-Multimedia Networking ETF

iShares PHLX Semiconductor ETF

iShares Preferred and Income Securities ETF

iShares Russell 1000 ETF

iShares Russell 1000 Growth ETF

iShares Russell 1000 Pure U.S. Revenue ETF

iShares Russell 1000 Value ETF

iShares Russell 2000 ETF

iShares Russell 2000 Growth ETF

iShares Russell 2000 Value ETF

iShares Russell 3000 ETF

iShares Russell Mid-Cap ETF

iShares Russell Mid-Cap Growth ETF

iShares Russell Mid-Cap Value ETF

iShares Russell Top 200 ETF

iShares Russell Top 200 Growth ETF

iShares Russell Top 200 Value ETF

iShares S&P 100 ETF

iShares S&P 500 Growth ETF

iShares S&P 500 Value ETF

iShares U.S. Aerospace & Defense ETF

iShares U.S. Broker-Dealers & Securities Exchanges ETF

iShares U.S. Healthcare Providers ETF

iShares U.S. Home Construction ETF

iShares U.S. Infrastructure ETF

iShares U.S. Insurance ETF

iShares U.S. Medical Devices ETF

iShares U.S. Oil & Gas Exploration & Production ETF

iShares U.S. Oil Equipment & Services ETF

iShares U.S. Pharmaceuticals ETF

iShares U.S. Regional Banks ETF

iShares U.S. Telecommunications ETF

Supplement to the Summary Prospectus and Prospectus both dated as of July 31, 2020 (as revised September 18, 2020), and to the Statement of Additional Information dated as of July 31, 2020 (as revised January 25, 2021):

iShares Residential and Multisector Real Estate ETF

Supplement to the Summary Prospectus and Prospectus both dated as of July 31, 2020 (as revised October 19, 2020), and to the Statement of Additional Information dated as of July 31, 2020 (as revised January 25, 2021):

iShares S&P Mid-Cap 400 Growth ETF

iShares S&P Mid-Cap 400 Value ETF

iShares S&P Small-Cap 600 Growth ETF

iShares S&P Small-Cap 600 Value ETF

Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information, all dated as of July 31, 2020 (as revised January 25, 2021):

iShares U.S. Real Estate ETF

Supplement to the Summary Prospectus and Prospectus both dated as of July 31, 2020 (as revised August 17, 2020), and to the Statement of Additional Information dated as of July 31, 2020 (as revised January 14, 2021):

iShares Asia 50 ETF

iShares Global 100 ETF

iShares Global Clean Energy ETF

iShares Global Comm Services ETF

iShares Global Consumer Discretionary ETF

iShares Global Healthcare ETF

iShares Global Materials ETF

iShares Global Tech ETF

iShares Global Timber & Forestry ETF

iShares India 50 ETF

iShares Latin America 40 ETF

Supplement to the Summary Prospectus and Prospectus both dated as of July 31, 2020 (as revised October 30, 2020), and to the Statement of Additional Information dated as of July 31, 2020 (as revised January 14, 2021):

iShares Emerging Markets Infrastructure ETF

Supplement to the Summary Prospectus and Prospectus both dated as of July 31, 2020 (as revised December 17, 2020), and to the Statement of Additional Information dated as of July 31, 2020 (as revised January 14, 2021):

iShares International Dividend Growth ETF

Supplement to the Summary Prospectus dated as of September 23, 2020, and to the Prospectus and Statement of Additional Information both dated as of September 18, 2020:

iShares ESG Screened S&P 500 ETF

iShares ESG Screened S&P Mid-Cap ETF

iShares ESG Screened S&P Small-Cap ETF

Supplement to the Summary Prospectus dated as of October 28, 2020 (as revised November 9, 2020), and to the Prospectus and Statement of Additional Information both dated as of October 22, 2020 (as revised November 9, 2020):

iShares US Small Cap Value Factor ETF

Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information, all dated as of July 31, 2020 (as revised August 17, 2020):

iShares Russell 2500 ETF

Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information, all dated as of September 1, 2020 (as revised September 30, 2020):

iShares Asia/Pacific Dividend ETF

Supplement to the Summary Prospectus and Prospectus both dated as of September 1, 2020 (as revised November 23, 2020), and to the Statement of Additional Information dated as of September 1, 2020 (as revised January 14, 2021):

iShares Emerging Markets Dividend ETF

Supplement to the Summary Prospectus and Prospectus both dated as of September 1, 2020, and to the Statement of Additional Information dated as of September 1, 2020 (as revised January 14, 2021):

iShares Global REIT ETF

Supplement to the Summary Prospectus dated as of September 1, 2020, to the Prospectus dated as of September 1, 2020 (as revised December 7, 2020), and to the Statement of Additional Information dated as of September 1, 2020 (as revised January 14, 2021):

iShares International Select Dividend ETF

Supplement to the Summary Prospectus and Prospectus both dated as of September 1, 2020, and to the Statement of Additional Information dated as of September 1, 2020 (as revised February 9, 2021):

iShares Cohen & Steers REIT ETF

iShares Core Dividend Growth ETF

iShares Core High Dividend ETF

iShares Core U.S. REIT ETF

iShares Dow Jones U.S. ETF

iShares International Developed Real Estate ETF

iShares Morningstar Large-Cap ETF

iShares Morningstar Large-Cap Growth ETF

iShares Morningstar Large-Cap Value ETF

iShares Morningstar Mid-Cap ETF

iShares Morningstar Mid-Cap Growth ETF

iShares Morningstar Mid-Cap Value ETF

iShares Morningstar Small-Cap ETF

iShares Morningstar Small-Cap Growth ETF

iShares Morningstar Small-Cap Value ETF

iShares MSCI KLD 400 Social ETF

iShares MSCI USA ESG Select ETF

iShares Select Dividend ETF

iShares Transportation Average ETF

iShares U.S. Basic Materials ETF

iShares U.S. Consumer Goods ETF

iShares U.S. Consumer Services ETF

iShares U.S. Energy ETF

iShares U.S. Financial Services ETF

iShares U.S. Financials ETF

iShares U.S. Healthcare ETF

iShares U.S. Industrials ETF

iShares U.S. Technology ETF

iShares U.S. Utilities ETF

Supplement to the Summary Prospectus and Prospectus both dated as of September 1, 2020 (as revised December 7, 2020), and to the Statement of Additional Information dated as of September 1, 2020 (as revised February 9, 2021):

iShares U.S. Dividend and Buyback ETF

Supplement to the Summary Prospectus, Prospectus and the Statement of Additional Information all dated as of December 1, 2020:

iShares Core Aggressive Allocation ETF

iShares Core Conservative Allocation ETF

iShares Core Growth Allocation ETF

iShares Core Moderate Allocation ETF

iShares Core MSCI Europe ETF

iShares Core MSCI Pacific ETF

iShares ESG Aware Aggressive Allocation ETF

iShares ESG Aware Conservative Allocation ETF

iShares ESG Aware Growth Allocation ETF

iShares ESG Aware Moderate Allocation ETF

iShares MSCI Kokusai ETF

Supplement to the Summary Prospectus dated as of September 30, 2020, to the Prospectus dated as of September 22, 2020, and to the Statement of Additional Information dated as of September 22, 2020 (as revised January 14, 2021):

iShares Virtual Work and Life Multisector ETF

Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2020, and to the Statement of Additional Information dated as of December 1, 2020 (as revised January 14, 2021):

iShares Core MSCI EAFE ETF

iShares Core MSCI International Developed Markets ETF

iShares Core MSCI Total International Stock ETF

iShares Cybersecurity and Tech ETF

iShares Exponential Technologies ETF

iShares Genomics Immunology and Healthcare ETF

iShares MSCI ACWI ETF

iShares MSCI ACWI ex U.S. ETF

iShares MSCI ACWI Low Carbon Target ETF

iShares MSCI All Country Asia ex Japan ETF

iShares MSCI China A ETF

iShares MSCI Global Multifactor ETF

iShares Robotics and Artificial Intelligence Multisector ETF

iShares Self-Driving EV and Tech ETF

Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2020, and to the Statement of Additional Information dated as of December 1, 2020 (as revised December 17, 2020):

iShares China Large-Cap ETF

iShares MSCI EAFE ETF

iShares MSCI EAFE Growth ETF

iShares MSCI EAFE Min Vol Factor ETF

iShares MSCI EAFE Small-Cap ETF

iShares MSCI EAFE Value ETF

iShares MSCI Europe Financials ETF

iShares MSCI Europe Small-Cap ETF

iShares MSCI Intl Momentum Factor ETF

iShares MSCI Intl Multifactor ETF

iShares MSCI Intl Quality Factor ETF

iShares MSCI Intl Size Factor ETF

iShares MSCI Intl Small-Cap Multifactor ETF

iShares MSCI Intl Value Factor ETF

iShares MSCI USA Mid-Cap Multifactor ETF

iShares MSCI USA Min Vol Factor ETF

iShares MSCI USA Momentum Factor ETF

iShares MSCI USA Multifactor ETF

iShares MSCI USA Quality Factor ETF

iShares MSCI USA Size Factor ETF

iShares MSCI USA Small-Cap Min Vol Factor ETF

iShares MSCI USA Small-Cap Multifactor ETF

iShares MSCI USA Value Factor ETF

iShares U.S. Tech Breakthrough Multisector ETF

Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information, all dated as of December 30, 2020:

iShares ESG Advanced MSCI EAFE ETF

iShares ESG Advanced MSCI USA ETF

iShares ESG Aware MSCI EAFE ETF

iShares ESG Aware MSCI USA ETF

iShares ESG Aware MSCI USA Small-Cap ETF

iShares ESG MSCI USA Leaders ETF

iShares MSCI Australia ETF

iShares MSCI Austria ETF

iShares MSCI Belgium ETF

iShares MSCI Canada ETF

iShares MSCI Denmark ETF

iShares MSCI Eurozone ETF

iShares MSCI Finland ETF

iShares MSCI France ETF

iShares MSCI Germany ETF

iShares MSCI Germany Small-Cap ETF

iShares MSCI Hong Kong ETF

iShares MSCI Indonesia ETF

iShares MSCI Ireland ETF

iShares MSCI Israel ETF

iShares MSCI Italy ETF

iShares MSCI Japan Equal Weighted ETF

iShares MSCI Japan ETF

iShares MSCI Japan Small-Cap ETF

iShares MSCI Japan Value ETF

iShares MSCI Mexico ETF

iShares MSCI Netherlands ETF

iShares MSCI New Zealand ETF

iShares MSCI Norway ETF

iShares MSCI Pacific ex Japan ETF

iShares MSCI Philippines ETF

iShares MSCI Poland ETF

iShares MSCI Russia ETF

iShares MSCI Singapore ETF

iShares MSCI South Africa ETF

iShares MSCI Spain ETF

iShares MSCI Sweden ETF

iShares MSCI Switzerland ETF

iShares MSCI Thailand ETF

iShares MSCI Turkey ETF

iShares MSCI United Kingdom ETF

iShares MSCI United Kingdom Small-Cap ETF

iShares MSCI USA Equal Weighted ETF

iShares MSCI World ETF

Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised January 14, 2021):

iShares ESG Advanced MSCI EM ETF

iShares ESG MSCI EM Leaders ETF

iShares MSCI Argentina and Global Exposure ETF

iShares MSCI Brazil Small-Cap ETF

iShares MSCI China ETF

iShares MSCI China Small-Cap ETF

iShares MSCI Emerging Markets ex China ETF

iShares MSCI Global Impact ETF

iShares MSCI India ETF

iShares MSCI India Small-Cap ETF

iShares MSCI Kuwait ETF

iShares MSCI Peru ETF

iShares MSCI Qatar ETF

iShares MSCI Saudi Arabia ETF

iShares MSCI UAE ETF

Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised March 1, 2021):

iShares Core MSCI Emerging Markets ETF

iShares ESG Aware MSCI EM ETF

iShares MSCI Brazil ETF

iShares MSCI BRIC ETF

iShares MSCI Chile ETF

iShares MSCI Colombia ETF

iShares MSCI Emerging Markets Asia ETF

iShares MSCI Emerging Markets ETF

iShares MSCI Emerging Markets Min Vol Factor ETF

iShares MSCI Emerging Markets Multifactor ETF

iShares MSCI Emerging Markets Small-Cap ETF

iShares MSCI Global Agriculture Producers ETF

iShares MSCI Global Energy Producers ETF

iShares MSCI Global Gold Miners ETF

iShares MSCI Global Metals & Mining Producers ETF

iShares MSCI Global Min Vol Factor ETF

iShares MSCI Global Silver and Metals Miners ETF

iShares MSCI Malaysia ETF

iShares MSCI South Korea ETF

iShares MSCI Taiwan ETF

Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information, all dated as of December 30, 2020 (as revised March 1, 2021):

iShares MSCI Frontier and Select EM ETF

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-RPM-0321

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE